PREMISES AND EQUIPMENT - Schedule of Premises and Equipment (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 227,850,000	$ 241,331,000
Less accumulated depreciation and amortization	90,740,000	94,615,000
Total premises and equipment	137,110,000	146,716,000
Operating Leases, Rent Expense	8,300,000	7,500,000	9,500,000
Land and land improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	40,802,000	41,550,000
Buildings [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	108,231,000	107,939,000
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	59,563,000	63,248,000
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	19,070,000	23,941,000
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 184,000	$ 4,653,000